UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  JUNE 30, 2009
                                                -------------


Check here if Amendment [  ]; Amendment Number:
                                               -----------
This Amendment (Check only one.):  [    ]   is a restatement.
                                   [    ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         SOCRATIC FUND MANAGEMENT, L.P.
Address:      101 JFK PARKWAY
              SHORT HILLS, NJ  07078

Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         JONATHAN W. GIBSON
Title:        MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
Phone:        (973) 921-4700


      Signature                           Place                Date of Signing
/S/ JONATHAN W. GIBSON               SHORT HILLS, NJ            JULY 23, 2009
----------------------               ---------------            -------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          23
                                                 --

Form 13F Information Table Value Total:          $ 218,394
                                                 ---------
                                                (thousands)




List of Other Included Managers:                     NONE


                                   Title                        Share/
                                   of                 Value X   Prn          Share/  Put/  Investment   Other      Voting Authority
Name of Issuer                     Class  Cusip       $1000     Amount       Prn     Call  Discretion   Managers  Sole  Shared  None

ALTAIR NANOTECHNOLOGIES INC CMN    COM    021373105       379      400,000   SH             SOLE                  X
CAMERON INTERNATIONAL CORP CMN     COM    13342B105    11,320      400,000   SH             SOLE                  X
CANADIAN NATURAL RESOURCES CMN     COM    136385101    14,435      275,000   SH             SOLE                  X
CALL/CHK(CHKJE)
  @  25 EXP 10/17/2009             CALL   165167107       375        5,000          CALL    SOLE                              X
CALL/CHK(CHKGQ)
  @  22.5 EXP 07/18/2009           CALL   165167107        63        5,000          CALL    SOLE                              X
CIE GEN GEOPHYSIQUE VERITAS -
  SPONSORED ADR CMN                COM    204386106     9,035      500,000   SH             SOLE                  X
CONTINENTAL RESOURCES, INC CMN     COM    212015101    12,488      450,000   SH             SOLE                  X
CALL/CLR(CLRLH) @  40
  EXP 12/19/2009                   CALL   212015101       413        2,500          CALL    SOLE                              X
EMCORE CORPORATION CMN             COM    290846104     1,260    1,000,000   SH             SOLE                  X
ENERGY CONVERSION DEVICES INC
  3% 06/15/2013 CONV DJ            CNV    292659AA7    12,775   20,000,000   PRN            SOLE                              X
PUT/EEM(EEMUA) @  31
  EXP 09/19/2009                   PUT    464287234       923        5,000          PUT     SOLE                              X
KEY ENERGY SERVICES INC CMN        COM    492914106    14,400    2,500,000   SH             SOLE                  X
NEXEN INC. CMN                     COM    65334H102    21,650    1,000,000   SH             SOLE                  X
PETROLEO BRASILEIRO S.A. -
  PET*ROBRAS SPONSORED ADR CMN     COM    71654V408    16,392      400,000   SH             SOLE                  X
QUICKSILVER RESOURCES INC CMN      COM    74837R104     4,645      500,000   SH             SOLE                  X
PUT/XME(EXFUK) @  37
  EXP 09/19/2009                   PUT    78464A755     1,900        5,000          PUT     SOLE                              X
SANDRIDGE ENERGY, INC. CMN         COM    80007P307     6,390      750,000   SH             SOLE                  X
SMITH INTERNATIONAL INC CMN        COM    832110100    12,875      500,000   SH             SOLE                  X
SUNCOR ENERGY INC. CMN             COM    867229106    21,238      700,000   SH             SOLE                  X
CALL/XTO(XJVKH) @  40
  EXP 11/21/2009                   CALL   98385X106     1,725        5,000          CALL    SOLE                              X
NABORS INDUSTRIES LTD. CMN         COM    G6359F103    15,580    1,000,000   SH             SOLE                  X
WEATHERFORD INTERNATIONAL LTD CMN  COM    H27013103    19,560    1,000,000   SH             SOLE                  X
TRANSOCEAN LTD. CMN                COM    H8817H100    18,573      250,000   SH             SOLE                  X
                                                      218,394